Business Combinations (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest

Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition dates.

	RMB	US$
	(In millions)
Purchase consideration	2,378	346

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	1,545	225
Intangible assets, net	1,424	207
Deferred tax liabilities	(292)	(42)
Pre-existing equity interests	(1,651)	(240)
Noncontrolling interests	(1,312)	(191)
Redeemable noncontrolling interests (Note 16)	(698)	(102)
Goodwill	3,362	489

	2,378	346